Acquisitions - Allocations of Wildcat Purchase Price (Detail) (Wildcat, USD $) In Thousands, unless otherwise specified	Feb. 28, 2011
Wildcat
Business Acquisition [Line Items]
Working capital	$ 293
Property and equipment	6,244
Goodwill	2,318
Total purchase price	$ 8,855